Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment .
Schedule of property, plant and equipment

				Electric utility	Transport-
	Dams	Port facilities	Buildings	plant in service	ation facilities	Others	CIP	Total
As at 1 January 2020
Cost	2,305,554	3,975,987	12,916,746	488,256,686	1,410,233	8,429,661	38,949,263	556,244,130
Accumulated depreciation	(343,836)	(525,192)	(4,614,648)	(241,169,240)	(556,149)	(5,191,819)	—	(252,400,884)
Accumulated impairment losses	(402,212)	(439,190)	(236,123)	(14,796,384)	(993)	(81,445)	(2,263,992)	(18,220,339)
Net book value	1,559,506	3,011,605	8,065,975	232,291,062	853,091	3,156,397	36,685,271	285,622,907
Year ended 31 December 2020
Beginning of the year	1,559,506	3,011,605	8,065,975	232,291,062	853,091	3,156,397	36,685,271	285,622,907
Acquisition	—	—	11,222	975,303	—	4,081	1,878	992,484
Additions	—	—	12,839	622,380	—	163,389	42,976,346	43,774,954
Transfer from CIP	4,773	24,938	447,047	27,265,667	7,305	259,431	(28,009,161)	—
Other additions	—	—	23,652	189,847	—	9,185	—	222,684
Reclassification to investment property	—	—	(1,348)	—	—	—	—	(1,348)
Disposals/write-off	—	—	(10,259)	(594,632)	(24)	(9,613)	—	(614,528)
Depreciation charge	(43,218)	(126,252)	(537,815)	(20,139,034)	(59,926)	(468,716)	—	(21,374,961)
Impairment charge	(92,026)	—	(109,205)	(7,552,442)	—	(24,875)	(68,830)	(7,847,378)
Reclassification	(73,290)	—	124,978	38,186	(75,100)	(14,774)	—	—
Other decrease	—	—	—	(262,788)	—	—	—	(262,788)
Currency translation differences	—	—	—	(332,568)	—	(3,476)	(4,840)	(340,884)
End of the year	1,355,745	2,910,291	8,027,086	232,500,981	725,346	3,071,029	51,580,664	300,171,142
As at 1 January 2021
Cost	2,218,159	4,000,925	13,496,843	511,570,031	1,334,131	8,504,371	53,909,608	595,034,068
Accumulated depreciation	(402,811)	(651,444)	(5,127,671)	(256,998,944)	(608,003)	(5,331,854)	—	(269,120,727)
Accumulated impairment losses	(459,603)	(439,190)	(342,086)	(22,070,106)	(782)	(101,488)	(2,328,944)	(25,742,199)
Net book value	1,355,745	2,910,291	8,027,086	232,500,981	725,346	3,071,029	51,580,664	300,171,142
Year ended 31 December 2021
Beginning of the year	1,355,745	2,910,291	8,027,086	232,500,981	725,346	3,071,029	51,580,664	300,171,142
Acquisition	—	—	14,518	328,410	—	20,590	—	363,518
Additions	—	—	40,337	813,507	100	111,166	41,441,055	42,406,165
Transfer from CIP	4,390	3,567	635,095	41,837,300	645	427,103	(42,908,100)	—
Other additions	—	—	21,305	69,074	4,079	4,890	—	99,348
Reclassification to investment property	—	—	(45,026)	—	—	—	—	(45,026)
Disposals/write-off	—	(29,505)	(4,619)	(101,843)	—	(3,888)	—	(139,855)
Depreciation charge	(37,251)	(127,260)	(581,157)	(20,225,793)	(67,660)	(481,280)	—	(21,520,401)
Impairment charge	—	—	—	(27,949)	—	(930)	—	(28,879)
Reclassification	1	—	1,392,362	(1,622,016)	8,250	221,403	—	—
Other decrease	—	—	(229)	(432,323)	—	(1,037)	—	(433,589)
Currency translation differences	—	—	—	(266,085)	—	(8,843)	(7,870)	(282,798)
End of the year	1,322,885	2,757,093	9,499,672	252,873,263	670,760	3,360,203	50,105,749	320,589,625
As at 31 December 2021
Cost	2,222,549	3,973,839	15,716,208	549,459,275	1,352,671	9,152,056	50,105,749	631,982,347
Accumulated depreciation	(440,062)	(777,556)	(5,884,746)	(274,980,787)	(681,129)	(5,688,837)	—	(288,453,117)
Accumulated impairment losses	(459,602)	(439,190)	(331,790)	(21,605,225)	(782)	(103,016)	—	(22,939,605)
Net book value	1,322,885	2,757,093	9,499,672	252,873,263	670,760	3,360,203	50,105,749	320,589,625